Basis of Presentation and Summary of Significant Accounting Policies, Deferred Financing Fees (Details) - USD ($) $ in Millions	Sep. 28, 2024	Sep. 30, 2023
Deferred Financing Fees [Abstract]
Debt issuance and deferred financing costs	$ 31	$ 34